Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Schedule of Consolidated Balance Sheets	The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:
	As of December 31,
	2023	2022
Operating lease right-of-use assets	$593,678	$1,160,563
Operating lease liabilities	$620,920	$1,220,236

Schedule of Consolidated Statements of Comprehensive (Loss)/Income	The following table presents operating lease cost reported in occupancy expenses on the consolidated statements of comprehensive (loss)/income related to the Group’s leases:
	Year ended December 31,
	2023	2022
Operating lease cost	$594,228	$699,909

Schedule of Present Value of Operating Lease Payments	The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2023 to the present value of its operating lease payments:
Year ended December 31,

2024	$544,560
2025	83,130
Thereafter	-
Total undiscounted operating lease payments	627,690
Less: imputed interest	(6,770)
Present value of operating lease liabilities	$620,920